GOLDMAN SACHS TRUST

CASH PORTFOLIO

Institutional Shares

Administration Shares
Preferred Shares

Supplement Dated September 12, 2001

To Prospectuses Dated May 1, 2001

       This Prospectus Supplement provides new and additional information beyond that contained in the Prospectuses for the share classes of the Cash Portfolio mentioned above, each dated May 1, 2001, and should be read in conjunction with each such Prospectus.

      As a result of recent extraordinary events, the New York Stock Exchange (the “Exchange”) has been temporarily closed since September 11, 2001. Effective September 13, 2001 and September 14, 2001, the Cash Portfolio is open for business, and shares of the Cash Portfolio may be purchased or sold on these days. In light of the current circumstances, during the period the Exchange is closed and after it re-opens, the times by which purchase orders and redemption requests must be received for same business day credit may be advanced from the normal times stated in the Prospectus, and may change from day to day. For information about these times, you may call 1-800-621-2550 or check our website at http://www.gs.com/funds.

GOLDMAN SACHS TRUST

GOLDMAN SACHS FINANCIAL SQUARE FUNDS

FST Shares

FST Service Shares
FST Administration Shares
FST Preferred Shares
FST Select Shares

Supplement Dated September 12, 2001

To Prospectuses Dated May 1, 2001

       This Prospectus Supplement provides new and additional information beyond that contained in the Prospectuses for the share classes of the Goldman Sachs Financial Square Funds mentioned above, each dated May 1, 2001, and should be read in conjunction with each such Prospectus.

      As a result of recent extraordinary events, the New York Stock Exchange (the “Exchange”) has been temporarily closed since September 11, 2001. Effective September 12, 2001, the Goldman Sachs Financial Square Funds’ Treasury Obligations, Money Market, Prime Obligations and Government Funds are open for business and shares of such Funds may be purchased or sold. Effective September 13, 2001 and September 14, 2001, all of the Goldman Sachs Financial Square Funds (the “Money Market Funds”) are open for business, and shares of all of the Money Market Funds may be purchased or sold on these days. In light of the current circumstances, during the period the Exchange is closed and after it re-opens, the times by which purchase orders and redemption requests must be received for same day business credit may be advanced from the normal times stated in the Prospectus, and may change from day to day. For information about these times, you may call 1-800-621-2550 or check our website at http://www.gs.com/funds.

GOLDMAN SACHS TRUST

GOLDMAN SACHS INSTITUTIONAL
LIQUID ASSETS PORTFOLIOS

ILA Shares

ILA Administration Shares
ILA Service Shares
ILA Class B Shares
ILA Class C Shares
ILA Cash Management Shares

Supplement Dated September 12, 2001

To Prospectuses Dated May 1, 2001

       This Prospectus Supplement provides new and additional information beyond that contained in the Prospectuses for the share classes of the Goldman Sachs Institutional Liquid Assets Portfolios mentioned above, each dated May 1, 2001, and should be read in conjunction with each such Prospectus.

      As a result of recent extraordinary events, the New York Stock Exchange (the “Exchange”) has been temporarily closed since September 11, 2001. Effective September 12, 2001, the Institutional Liquid Assets’ Treasury Obligations, Money Market, Prime Obligations and Government Portfolios are open for business and shares of such Portfolios may be purchased or sold. Effective September 13, 2001 and September 14, 2001, all of the Goldman Sachs Institutional Liquid Assets Portfolios (the “Money Market Funds”) are open for business, and shares of all of the Money Market Funds may be purchased or sold on these days. In light of the current circumstances, during the period the Exchange is closed and after it re-opens, the times by which purchase orders and redemption requests must be received for same day business credit may be advanced from the normal times stated in the Prospectus, and may change from day to day. For information about these times, you may call 1-800-621-2550 or check our website at http://www.gs.com/funds.